Financial Instruments - Summary of Debt and Related Derivative Instruments (Parenthetical) (Detail) $ in Millions, £ in Billions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Nov. 30, 2021 USD ($)	Nov. 30, 2021 GBP (£)
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Debt instrument, principal amount	$ 999	$ 999	$ 3,500	£ 2.6
2.239% Notes, due 2025 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Debt instrument, principal amount	$ 1,400	$ 1,400
Debt instrument, interest rate	2.239%	2.239%
Debt instrument, maturity year	2025	2025
Debt instrument, original currency	CAD	CAD
4.30% notes, due 2023 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Debt instrument, principal amount	$ 600	$ 600
Debt instrument, interest rate	4.30%	4.30%
Debt instrument, maturity year	2023	2023
Debt instrument, original currency	USD	USD
3.85% Notes, Due 2024 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Debt instrument, principal amount	$ 450	$ 450
Debt instrument, interest rate	3.85%	3.85%
Debt instrument, maturity year	2024	2024
Debt instrument, original currency	USD	USD
3.35% notes, due 2026 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Debt instrument, principal amount	$ 500	$ 500
Debt instrument, interest rate	3.35%	3.35%
Debt instrument, maturity year	2026	2026
Debt instrument, original currency	USD	USD
4.50% Notes, Due 2043 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Debt instrument, principal amount	$ 350	$ 350
Debt instrument, interest rate	4.50%	4.50%
Debt instrument, maturity year	2043	2043
Debt instrument, original currency	USD	USD
5.65% notes, due 2043 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Debt instrument, principal amount	$ 350	$ 350
Debt instrument, interest rate	5.65%	5.65%
Debt instrument, maturity year	2043	2043
Debt instrument, original currency	USD	USD
5.50% debentures, due 2035 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Debt instrument, principal amount	$ 400	$ 400
Debt instrument, interest rate	5.50%	5.50%
Debt instrument, maturity year	2035	2035
Debt instrument, original currency	USD	USD
5.85% debentures, due 2040 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Debt instrument, principal amount	$ 500	$ 500
Debt instrument, interest rate	5.85%	5.85%
Debt instrument, maturity year	2040	2040
Debt instrument, original currency	USD	USD